Commitments (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Capital Investment Commitments [Member]
Long-term Purchase Commitment [Line Items]
Commitments for future capital investments		$ 45.7
Research And Innovation Center Middletown OH [Member]
Long-term Purchase Commitment [Line Items]
Estimated cost of construction projects	$ 36.0	$ 36.0